Capital Stock	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Capital Stock
20.	CAPITAL STOCK

[a]	At December 31, 2023, the Company’s authorized, issued and outstanding capital stock are as follows:
Preference shares - issuable in series -
99,760,000 authorized preference shares, issuable in series, none of which are currently issued or outstanding.
Common Shares -
Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.
[ii]	Each share shall participate equally as to dividends.

[b]	The Company had Normal Course Issuer Bid in place for the 12-month periods beginning November 2021 and 2022.
On February 12, 2024, the Toronto Stock Exchange [“TSX”] accepted the Company’s Notice of Intention to make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 0.3 million Magna Common Shares [the “2024 Bid”], representing approximately 0.11% of the Company’s public float of Common Shares. The Bid commenced on February 15, 2024 and will terminate no later than February 14, 2025.
The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	2023		2022
	Shares purchased	Cash amount	Shares purchased	Cash amount
2021 Bid	—	$—	12,554,879	$779
2022 Bid	239,296	13	6,608	1

	239,296	$13	12,561,487	$780

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at February 22, 2024 were exercised or converted:

Common Shares	286,866,376
Stock options [i]	5,572,829

292,439,205

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.